6. EQUITY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity [Abstract]
Summary of warrant activity

11. WARRANTS

A summary of warrant activity during the six months ended September 30, 2014 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	70,709,475	$0.042 - $0.25	$0.13
Exercised	(2,166,104)	$0.086 – $0.12	$0.10
Issued	15,375,614	$0.042 - $0.24	$0.07
Cancelled/Expired	(1,136,364)	$0.13	$0.13
Warrants outstanding at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10
Warrants exercisable at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models at, and during, the six months ended September 30, 2014:

Risk free interest rate	0.79% - 2.29%
Average expected life	5 years – 7 years
Expected volatility	90.1% - 95.8%
Expected dividends	None

A summary of the aggregate warrant activity for the years ended March 31, 2014 and 2013 is presented below:

	Year Ended March 31,
	2014		2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	75,647,294	$0.11	59,807,849	$0.14
Granted	14,530,519	$0.18	16,710,445	$0.11
Exercised	(12,716,225)	$0.08	–	$–
Cancelled/Forfeited	(6,752,113)	$0.11	(871,000)	$0.25
Outstanding, end of year	70,709,475	$0.10	75,647,294	$0.11
Exercisable, end of year	70,709,475	$0.10	75,647,294	$0.11
Weighted average estimated fair value of warrants granted		$0.09		$0.07

Weighted average assumptions used to estimate the fair value, with respect to warrants utilizing the Binomial Lattice option pricing model

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models at, and during, the six months ended September 30, 2014:

Risk free interest rate	0.79% - 2.29%
Average expected life	5 years – 7 years
Expected volatility	90.1% - 95.8%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

Year Ended March 31,
	2014	2013
Risk free interest rate	1.3%-2.04%	0.86%-1.56%
Average expected life	5 to 7 years	5 to 7 years
Expected volatility	91.2% - 98.5%	90.3% - 94.3%
Expected dividends	None	None

Summary of warrant activity exercisable and outstanding

The detail of the warrants outstanding and exercisable as of March 31, 2014 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.10 or Below	37,094,795	2.42	$0.05	37,094,795	$0.05
$0.11 - $0.19	21,876,000	4.74	$0.13	21,876,000	$0.13
$0.20 - $0.25	11,738,680	5.05	$0.21	11,738,680	$0.21
	70,709,475			70,709,475

Summary of the stock options outstanding

A summary of warrant activity during the six months ended September 30, 2014 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	70,709,475	$0.042 - $0.25	$0.13
Exercised	(2,166,104)	$0.086 – $0.12	$0.10
Issued	15,375,614	$0.042 - $0.24	$0.07
Cancelled/Expired	(1,136,364)	$0.13	$0.13
Warrants outstanding at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10
Warrants exercisable at September 30, 2014	82,782,621	$0.042 - $0.25	$0.10

The following is a summary of the stock options outstanding at March 31, 2014 and 2013 and the changes during the years then ended:

	Year Ended March 31,
	2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	21,095,798	$0.28	19,428,693	$0.31
Granted	5,220,536	$0.09	1,667,105	$0.08
Exercised	182,927	$0.08	–	$–
Cancelled/Forfeited	–	$–	–	$–
Outstanding, end of year	26,133,407	$0.25	21,095,798	$0.28
Exercisable, end of year	22,487,563	$0.27	19,141,625	$0.29
Weighted average estimated fair value of options granted		$0.13		$0.08

Weighted average assumptions used to estimate the fair value information

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2014:

Risk free interest rate	2.6%
Average expected life	10 years
Expected volatility	90.23%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value information, which is based on historical data, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2013:

Risk free interest rate	0.38% - 2.50%
Average expected life	3 years - 10 years
Expected volatility	94.6% - 102.7%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value with respect to stock options utilizing the Binomial Lattice option pricing model for the years ended March 31, 2014 and March 31, 2013:

	Year Ended March 31,
	2014	2013
Risk free interest rate	0.38% to 2.65%	1.44%
Average expected life	3 to 10 years	10 years
Expected volatility	91.05% to 102.67%	117.53%
Expected dividends	None	None

Detail of options outstanding and exercisable

The detail of the options outstanding and exercisable as of March 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.08 - $0.11	6,704,714	9.68 years	$0.09	3,204,714	$0.08
$0.21 - $0.25	11,207,143	4.28 years	$0.24	11,061,299	$0.24
$0.36 - $0.41	8,221,550	2.68 years	$0.38	8,221,550	$0.38
	26,133,407			22,487,563

Summary of share-based compensation expenses relating to shares and options granted

Our total stock-based compensation for fiscal years ended March 31, 2014 and 2013 included the following:

	March 31, 2014	March 31, 2013
Vesting of restricted stock grant	$64,444	$386,668
Incremental fair value of option modifications	1,914	23,027
Vesting of stock options	541,588	355,578
Total Stock-Based Compensation	$607,946	$765,273